UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORED OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21655

                           A T FUNDS INVESTMENT TRUST
                      300 Pacific Coast Highway, Suite 305
                       Huntington Beach, California 92648
                                 (714) 969-0521

                               Alexander L. Popof
                      300 Pacific Coast Highway, Suite 305
                       Huntington Beach, California 92648

                     Date of fiscal year end: March 31, 2006

             Date of reporting period: July 1, 2004 - June 30, 2005

None of the securities held by A T Funds Investment Trust during the year ended June 30, 2005 were involved in a proxy vote. As a result, there are no matters to report on Form N-PX.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

A T FUNDS INVESTMENT TRUST


By:      /s/ Alexander L. Popof
         ___________________________
         Mark G. Torline, President

Date:    July 21, 2005
         __________________________